Deposits	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Deposits

NOTE 11	Deposits

The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2017	2016
Noninterest-bearing deposits	$87,557	$86,097
Interest-bearing deposits
Interest checking	74,520	66,298
Money market savings	107,973	109,947
Savings accounts	43,809	41,783
Time deposits	33,356	30,465

Total interest-bearing deposits	259,658	248,493

Total deposits	$347,215	$334,590

The maturities of time deposits outstanding at December 31, 2017 were as follows:

(Dollars in Millions)
2018	$27,158
2019	2,712
2020	1,570
2021	1,226
2022	685
Thereafter	5

Total	$33,356